Debt - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of financial liabilities measured at amortised cost (excluding lease liabilities)	£ 3,746	£ 4,843
Proportion of ownership interest in subsidiary	100.00%
Committed bank facility		2,200	$ 3,000
Term debt		560		£ 515	€ 600	€ 600
Fair value of derivative financial instruments	£ 21	70
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt		2,235		2,268
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt		£ 270		255
Tranche One [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility			1,263	936
Committed bank facility maturity year	2023
Tranche Two [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility			$ 1,706	£ 1,264
Committed bank facility maturity year	2024